Investment in Affiliates - Summary of Unaudited Financial Information Related to the Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Net operating revenues					$ 1,357	$ 1,369	$ 1,278
Operating expenses					638	675	630
Operating income					719	694	648
Net income					696	664	639
FDC equity earnings	$ 63	$ 58	$ 114	$ 108	$ 220	$ 188	$ 158
Unconsolidated Significant Subsidiary
Schedule of Equity Method Investments [Line Items]
Net operating revenues	229	205	440	397
Operating expenses	95	87	184	169
Operating income	134	118	256	228
Net income	134	118	256	229
FDC equity earnings	$ 43	$ 37	$ 81	$ 72